Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of vesting conditions of Employee RSAs performance metrics

TSMC’s TSR relative to the TSR of S&P 500 IT Index	Ratio of Shares to be Vested
Above the Index by X percentage points	50% + X * 2.5%, with the maximum of 100%
Equal to the Index	50%
Below the Index by X percentage points	50% - X * 2.5%, with the minimum of 0%